Goodwill and intangible assets (Narrative) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Goodwill	$ 6.0
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%
Increase / (decrease) in other notional amounts	$ 2,600.0
Global Wealth Management Americas
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Goodwill	3.7
Global Wealth Management Switzerland and International
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Goodwill	1.2
Segment AM Member [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Goodwill	1.2
UBS AG
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Goodwill	$ 6.0
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%
Increase / (decrease) in other notional amounts	$ 2,600.0
UBS AG | Global Wealth Management Americas
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Goodwill	3.7
UBS AG | Global Wealth Management Switzerland and International
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Goodwill	1.2
UBS AG | Segment AM Member [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Goodwill	$ 1.2